VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

312-609-7500

FACSIMILE: 312-609-5005

OFFICES IN CHICAGO, NEW YORK CITY AND ROSELAND, NEW JERSEY

February 14, 2006

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust (the “Fund”)

Post-Effective Amendment No. 19 under the

Securities Act of 1933 and Amendment No. 20 under the

Investment Company Act of 1940

File Nos. 333-15881 and 811-07917

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 19 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 20 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add seven new series, the 2010 Aggressive Fund, the 2010 Moderate Fund, the 2010 Conservative Fund, the 2015 Moderate Fund, the 2025 Moderate Fund, the 2035 Moderate Fund and the 2045 Moderate Fund, to the Trust. Each new series will operate as a fund of funds which invests in shares of the existing series of the Trust. This Amendment is intended to become effective on May 1, 2006.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt
Renee M. Hardt